Consolidated Statement of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (862,462)
Adjustments to reconcile net loss to net cash used in operating activities:
Accrued interest income	(26,344)
Depreciation and amortization	77,951
Change in operating assets and liabilities:
Other assets	(127,000)
Accounts payable and accrued liabilites	217,405
Unearned interest income	82,024
Accrued interest	25,755
Net cash used in operating activities	(612,671)
Cash flows from investing activities:
Cash paid for purchase of equipment subject to operating leases	(6,276,754)
Cash paid for initial direct costs	(332,500)
Cash paid for collateralized loan receivable	(322,000)
Cash paid for equipment notes receivable	(5,890,162)
Repayment of equipment notes receivable	261,243
Net cash used in investing activities	(12,560,173)
Cash flows from financing activities:
Cash received from loan payable	6,800,000
Cash received from non-controlling interest contribution in consolidated entity	550,000
Cash received from Limited Partner capital contributions	7,046,490
Cash paid for Limited Partner distributions	(53,706)
Initial Limited Partner contribution redemption	(1,000)
Cash paid for partner advances	(1,000)
Cash paid for underwriting fees	(192,827)
Cash paid for organizational and offering costs	(830,373)
Net cash provided by financing activities	13,317,584
Net increase in cash and cash equivalents	144,740
Cash and cash equivalents, beginning of period	1,600
Cash and cash equivalents, end of period	146,340
Supplemental disclosure of non-cash investing activities:
Offering expenses paid by SQN Capital Management, LLC	92,678
Debt assumed in lease purchase agreement	8,541,339
Units issued as underwriting fee discount	540,160
Dividend payable to General Partner	537
SQN AIF IV, GP LLC [Member]
Cash flows from operating activities:
Net loss	(867,976)	843
Adjustments to reconcile net loss to net cash used in operating activities:
Accrued interest income	(26,344)
Depreciation and amortization	77,951
Change in operating assets and liabilities:
Other assets	(127,401)
Due to SQN Capital Management, LLC	(25,000)	(75,000)
Due from SQN Capital Corporation	(374,500)
Due from SQN AIF IV, LP		(1,000)
Accounts payable and accrued liabilites	224,907
Unearned interest income	82,024
Accrued interest	25,755
Net cash used in operating activities	(1,010,584)	(75,157)
Cash flows from investing activities:
Cash paid for general partner investment in SQN AIF IV, LP		(100)
Cash paid for purchase of equipment subject to operating leases	(6,276,754)
Cash paid for initial direct costs	(332,500)
Cash paid for collateralized loan receivable	(322,000)
Cash paid for equipment notes receivable	(5,890,162)
Repayment of equipment notes receivable	261,242
Net cash used in investing activities	(12,560,174)	(100)
Cash flows from financing activities:
Cash received from Member equity contribution	500,000	1,001,100
Cash received from loan payable	6,800,000
Cash received from non-controlling interest contribution in consolidated entity	7,596,490
Cash paid for Limited Partner distributions	(75,581)
Cash received for partner advances	1,000
Cash paid for underwriting fees	(192,827)
Cash paid for organizational and offering costs	(830,373)
Net cash provided by financing activities	13,798,709	1,001,100
Net increase in cash and cash equivalents	227,951	925,843
Cash and cash equivalents, beginning of period	925,843
Cash and cash equivalents, end of period	1,153,794	925,843
Supplemental disclosure of non-cash investing activities:
Offering expenses paid by SQN Capital Management, LLC	92,678
Debt assumed in lease purchase agreement	8,541,339
Units issued as underwriting fee discount	540,160
Dividend payable to General Partner	$ 7,500